Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Opportunistic Trader ETF [Member]
Shareholder Report [Line Items]
Fund Name	OPPORTUNISTIC TRADER ETF
Class Name	OPPORTUNISTIC TRADER ETF
Trading Symbol	WZRD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Opportunistic Trader ETF for the period of June 25, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at opportunistictraderetf.com. You can also contact us at (855) 994-4773.
Additional Information Phone Number	(855) 994-4773
Additional Information Website	opportunistictraderetf.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OPPORTUNISTIC TRADER ETF	$49[1]	0.99%[2]

[1] Costs are for the period of June 25, 2025 to December 31, 2025. Costs for a full annual period would be higher.

[2] Annualized.

Expenses Paid, Amount	$ 49	[1]
Expense Ratio, Percent	0.99%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of June 25, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

•   For the period of June 25, 2025 (inception) to December 31, 2025, the Opportunistic Trader ETF (the “Fund”) returned -8.26%.

•   In comparison, the S&P 500® Index returned 13.07% for the same period.

What key factors affected the Fund’s performance?

•   US equity markets rose in the 2nd half of 2025, led by the “Magnificent 7” and megacap technology stocks. The performance of the US benchmark was strongest in Communication Services and Information technology sectors during said period. These sectors benefitted from the return contributions of the aforementioned “Mag 7” stocks.

•   The Fund underperformed the benchmark’s gains in the 2nd half of 2025, due to a bearish outlook of overall markets, specifically in the frothy technology sector, which continues to rally on speculation of parabolic growth within Ai technology –fueled by which company can commit the most capital expenditures to the new, questionably profitable tech.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

Total Return Since Inception (06/25/25)
OPPORTUNISTIC TRADER ETF	-8.26%
S&P 500® Index	13.07%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit opportunistictraderetf.com.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Jun. 25, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit opportunistictraderetf.com.
Net Assets	$ 15,175,631
Holdings Count	38
Advisory Fees Paid, Amount	$ 93,840
Investment Company, Portfolio Turnover	27916.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$15,175,631
Number of Holdings	38
Total Net Advisory Fee	$93,840
Portfolio Turnover Rate	27,916%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Sector Breakdown

Portfolio Composition

US Treasury Bills	78.87%
Options Purchased	2.57%
Common Stocks	1.34%
Exchange Traded Funds	0.07%
Options Written	-6.47%

[1]	Costs are for the period of June 25, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.